Taxation - Components of tax assets and tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 11,741	$ 15,924
Foreign tax credit carryforwards	198,263	173,936
Tax loss carryforwards	57,485	80,523
Unearned premiums	34,760	37,226
Unrealized appreciation and timing differences on foreign exchange revaluations	20,493	0
Other deferred tax assets	42,754	50,738
Deferred tax assets before valuation allowance	365,496	358,347
Valuation allowance	(211,167)	(186,907)
Deferred tax assets	154,329	171,440
Deferred tax liabilities
Deferred acquisition costs	67,850	64,140
Goodwill and other intangibles	58,224	61,773
Equalization reserves	7,366	6,416
Unrealized appreciation and timing differences on investments	46,389	26,752
Unrealized appreciation and timing differences on foreign exchange revaluations	0	18,830
Other deferred tax liabilities	26,763	8,993
Deferred tax liabilities	206,592	186,904
Net deferred tax liabilities	$ (52,263)	$ (15,464)